Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 01, 2021
Balance (in Shares) at Feb. 01, 2021
Issuance of Class B common stock to Sponsor		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor (in Shares)		7,187,500
Excess of cash received over fair value of Private Placement Warrants			616,000		616,000
Record fair value of initial derivative asset – forward purchase agreement			440,000		440,000
Fair value of Founders Shares transferred to Anchor Investors			7,207,313		7,207,313
Forfeiture of Class B common stock		$ (94)		94
Forfeiture of Class B common stock (in Shares)		(937,500)
Remeasurement of Class A common stock subject to redemption to redemption amount			(8,287,594)	(23,911,671)	(32,199,265)
Net income (loss)				4,490,977	4,490,977
Balance at Dec. 31, 2021		$ 625		(19,420,600)	(19,419,975)
Balance (in Shares) at Dec. 31, 2021		6,250,000
Net income (loss)				5,400,380	5,400,380
Balance at Mar. 31, 2022		$ 625		(14,020,220)	(14,019,595)
Balance (in Shares) at Mar. 31, 2022		6,250,000
Balance at Dec. 31, 2021		$ 625		(19,420,600)	(19,419,975)
Balance (in Shares) at Dec. 31, 2021		6,250,000
Net income (loss)					8,044,722
Balance at Jun. 30, 2022		$ 625		(11,375,878)	(11,375,253)
Balance (in Shares) at Jun. 30, 2022		6,250,000
Balance at Dec. 31, 2021		$ 625		(19,420,600)	(19,419,975)
Balance (in Shares) at Dec. 31, 2021		6,250,000
Remeasurement of Class A common stock to redemption value				(2,755,071)	(2,755,071)
Net income (loss)				11,413,092	11,413,092
Balance at Dec. 31, 2022		$ 625		(10,762,579)	(10,761,954)
Balance (in Shares) at Dec. 31, 2022		6,250,000
Balance at Mar. 31, 2022		$ 625		(14,020,220)	(14,019,595)
Balance (in Shares) at Mar. 31, 2022		6,250,000
Net income (loss)				2,644,342	2,644,342
Balance at Jun. 30, 2022		$ 625		(11,375,878)	(11,375,253)
Balance (in Shares) at Jun. 30, 2022		6,250,000
Balance at Dec. 31, 2022		$ 625		(10,762,579)	(10,761,954)
Balance (in Shares) at Dec. 31, 2022		6,250,000
Proceeds received in excess of initial fair value of convertible promissory note – related party			18,668		18,668
Remeasurement of Class A common stock to redemption value			(18,668)	(2,077,026)	(2,095,694)
Net income (loss)				376,054	376,054
Balance at Mar. 31, 2023		$ 625		(12,463,551)	(12,462,926)
Balance (in Shares) at Mar. 31, 2023		6,250,000
Balance at Dec. 31, 2022		$ 625		(10,762,579)	(10,761,954)
Balance (in Shares) at Dec. 31, 2022		6,250,000
Net income (loss)					(869,650)
Balance at Jun. 30, 2023		$ 625		(16,052,476)	(16,051,851)
Balance (in Shares) at Jun. 30, 2023		6,250,000
Balance at Mar. 31, 2023		$ 625		(12,463,551)	(12,462,926)
Balance (in Shares) at Mar. 31, 2023		6,250,000
Proceeds received in excess of initial fair value of convertible promissory note – related party			105,179		105,179
Remeasurement of Class A common stock to redemption value			(105,179)	(2,343,221)	(2,448,400)
Net income (loss)				(1,245,704)	(1,245,704)
Balance at Jun. 30, 2023		$ 625		$ (16,052,476)	$ (16,051,851)
Balance (in Shares) at Jun. 30, 2023		6,250,000